Cash flows from financing activities (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flows From Financing Activities
Schedule of reconciliation of debt to cash flows

	Quoted in the secondary market	Other debt contracts in Brazil	Other debt contracts on the international market	Total loans and borrowings	Subordinated notes	Total
December 31, 2022	6,497	280	4,404	11,181	–	11,181
Additions	1,500	–	450	1,950	–	1,950
Payments (i)	(542)	(50)	(66)	(658)	–	(658)
Interest paid (ii)	(454)	(24)	(265)	(743)	–	(743)
Cash flow from financing activities	504	(74)	119	549	–	549
Effect of exchange rate	19	20	(64)	(25)	–	(25)
Interest accretion	454	24	288	766	–	766
Non-cash changes	473	44	224	741	–	741
December 31, 2023	7,474	250	4,747	12,471	–	12,471
Additions	2,033	–	2,822	4,855	–	4,855
Payments (i)	(1,037)	(46)	(1,522)	(2,605)	–	(2,605)
Interest paid (ii)	(527)	(20)	(321)	(868)	–	(868)
Cash flow from financing activities	469	(66)	979	1,382	–	1,382
Acquisition of Aliança Energia	214	32	–	246	–	246
Effect of exchange rate	(121)	101	(164)	(184)	–	(184)
Interest accretion	503	20	354	877	–	877
Non-cash changes	596	153	190	939	–	939
December 31, 2024	8,539	337	5,916	14,792	–	14,792
Additions	1,830	–	2,888	4,718	750	5,468
Transaction costs	–	–	–	–	(9)	(9)
Payments (i)	(373)	(44)	(1,037)	(1,454)	–	(1,454)
Interest paid (ii)	(610)	(23)	(367)	(1,000)	–	(1,000)
Cash flow from financing activities	847	(67)	1,484	2,264	741	3,005
Transfer to held for sale (Energy Assets)	(210)	(30)	–	(240)	–	(240)
Effect of exchange rate	145	22	15	182	–	182
Interest accretion	732	23	381	1,136	4	1,140
Non-cash changes	667	15	396	1,078	4	1,082
December 31, 2025	10,053	285	7,796	18,134	745	18,879